Summary of the Changes in Allowance for Doubtful Accounts (Detail) - Allowance for Doubtful Accounts, Current - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	$ 56	$ 55	$ 130
Additions: Provision for bad debt expense	3	37	37
Less: Write-offs	(28)	(33)	(109)
Translation adjustment	(2)	(3)	(3)
Balance at end of year	$ 29	$ 56	$ 55